Schedule of sensitivity analysis (Details) $ in Millions	Dec. 31, 2021 ARS ($)
Five percent increase in uncollectiibility rate estimate member
IfrsStatementLineItems [Line Items]
Allowance	$ 6,306
Variation	300
Five percent decrease in uncollectiibility rate estimate member
IfrsStatementLineItems [Line Items]
Allowance	5,705
Variation	$ (301)